Warranty (Schedule of Product Warranty Liability) (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 27, 2016	Aug. 29, 2015	Aug. 30, 2014
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Balance at beginning of year	$ 11,254	$ 9,501	$ 8,443
Provision	16,503	12,892	10,947
Claims paid	(15,345)	(11,139)	(9,889)
Balance at end of year	$ 12,412	$ 11,254	$ 9,501